Tax - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Deferred tax assets, at 1 January	£ 5,005
Deferred tax assets, at 31 December	3,990	£ 5,005
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(125)
Deferred tax liabilities, at 31 December	(146)	(125)
Disposal group
Deferred tax assets
Deferred tax assets, at 1 January	13
Deferred tax assets, at 31 December	0	13
Prior to offsetting of balances within same taxing jurisdiction
Deferred tax assets
Deferred tax assets, at 1 January	6,900	7,409
(Charge) credit to the income statement	(589)	(480)
(Charge) credit to other comprehensive income	(631)	7
Transfer to disposal group		(13)
Other (charge) to equity	54	(23)
Deferred tax assets, at 31 December	5,734	6,900
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(2,020)	(2,381)
(Charge) credit to the income statement	114	175
Credit to other comprehensive income	85	176
Acquisitions		(72)
Exchange and other adjustments	3	10
Deferred tax liabilities, at 31 December	(1,890)	(2,020)
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
Deferred tax assets
Deferred tax assets, at 1 January	4,650	4,783
(Charge) credit to the income statement	(401)	(133)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group		0
Other (charge) to equity	0	0
Deferred tax assets, at 31 December	4,249	4,650
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
Deferred tax assets
Deferred tax assets, at 1 January	173	248
(Charge) credit to the income statement	(81)	(75)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group		0
Other (charge) to equity	0	0
Deferred tax assets, at 31 December	92	173
Deferred tax liabilities
Deferred tax liabilities, at 1 January	0	0
(Charge) credit to the income statement	(45)	0
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(45)	0
Prior to offsetting of balances within same taxing jurisdiction | Provisions £m
Deferred tax assets
Deferred tax assets, at 1 January	199	221
(Charge) credit to the income statement	(58)	(22)
(Charge) credit to other comprehensive income	35	0
Transfer to disposal group		0
Other (charge) to equity	0	0
Deferred tax assets, at 31 December	176	199
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business £m
Deferred tax assets
Deferred tax assets, at 1 January	53	233
(Charge) credit to the income statement	(53)	(167)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group		(13)
Other (charge) to equity	0	0
Deferred tax assets, at 31 December		53
Deferred tax liabilities
Deferred tax liabilities, at 1 January	0	0
(Charge) credit to the income statement	(73)	0
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments	5	0
Deferred tax liabilities, at 31 December	(68)	0
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business £m
Deferred tax assets
Deferred tax assets, at 31 December	0
Prior to offsetting of balances within same taxing jurisdiction | Share- based payments £m
Deferred tax assets
Deferred tax assets, at 1 January	34	58
(Charge) credit to the income statement	2	(1)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group		0
Other (charge) to equity	54	(23)
Deferred tax assets, at 31 December	90	34
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities £m
Deferred tax assets
Deferred tax assets, at 1 January	38	47
(Charge) credit to the income statement	(5)	(9)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group		0
Other (charge) to equity	0	0
Deferred tax assets, at 31 December	33	38
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
Deferred tax assets
Deferred tax assets, at 1 January	1,595	1,667
(Charge) credit to the income statement	37	(63)
(Charge) credit to other comprehensive income	(659)	(9)
Transfer to disposal group		0
Other (charge) to equity	0	0
Deferred tax assets, at 31 December	973	1,595
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(544)	(708)
(Charge) credit to the income statement	154	164
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(390)	(544)
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations £m
Deferred tax assets
Deferred tax assets, at 1 January	66	50
(Charge) credit to the income statement	(29)	0
(Charge) credit to other comprehensive income	(7)	16
Transfer to disposal group		0
Other (charge) to equity	0	0
Deferred tax assets, at 31 December	30	66
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
Deferred tax assets
Deferred tax assets, at 1 January	92	102
(Charge) credit to the income statement	(1)	(10)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group		0
Other (charge) to equity	0	0
Deferred tax assets, at 31 December	91	92
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(311)	(258)
(Charge) credit to the income statement	11	(85)
Credit to other comprehensive income	0	22
Acquisitions		0
Exchange and other adjustments	(2)	10
Deferred tax liabilities, at 31 December	(302)	(311)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(123)	(92)
(Charge) credit to the income statement	33	(31)
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(90)	(123)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(228)	(352)
(Charge) credit to the income statement	32	124
Credit to other comprehensive income	0	0
Acquisitions		(72)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(268)	(228)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(814)	(971)
(Charge) credit to the income statement	2	3
Credit to other comprehensive income	85	154
Acquisitions		0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	£ (727)	£ (814)